Victory RS Global Fund Expense Example - Victory RS Global Fund	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 657
Expense Example, with Redemption, 3 Years	885
Expense Example, with Redemption, 5 Years	1,132
Expense Example, with Redemption, 10 Years	1,837
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	1,007
Expense Example, with Redemption, 10 Years	2,009
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	433
Expense Example, with Redemption, 5 Years	776
Expense Example, with Redemption, 10 Years	1,746
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	209
Expense Example, with Redemption, 5 Years	375
Expense Example, with Redemption, 10 Years	856
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	$ 971